Other Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current Financial Assets	The breakdown of other financial assets of the Telefónica Group at December 31, 2021 and December 31, 2020 is as follows:

Millions of euros	12/31/2021	12/31/2020
Short-term credits	1,306	1,078
Short-term deposits and guarantees	760	82
Short-term derivative financial assets (Note 19)	995	1,210
Other current financial assets	774	125
Total	3,835	2,495